Related Party Transactions - Narrative Part 1 (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Satellite and transmission expenses	$ 117,912	$ 144,983	$ 239,973	$ 299,880	$ 555,803	$ 637,160	$ 717,231
Trade accounts receivable	514,086		514,086		568,679	623,602
Trade accounts payable	338,109		338,109		266,417	217,268
Broadband, Wireless and Other Segments
Related Party Transaction [Line Items]
Expenses associated with services	18,000	14,000	39,000	26,000	54,000	40,000	48,000
Office Space from DISH Network
Related Party Transaction [Line Items]
Expenses associated with services	2,000	0
Office Space from DISH Network | Maximum
Related Party Transaction [Line Items]
Expenses associated with services					3,000
EchoStar
Related Party Transaction [Line Items]
Satellite and transmission expenses	1,000	72,000	1,000	143,000	198,000	309,000	346,000
Trade accounts receivable	4,000		4,000		1,000	4,000
Trade accounts payable	14,000		14,000		3,000	6,000
Equipment sales and other revenue	$ 1,000	$ 1,000	$ 2,000	$ 3,000	$ 6,000	$ 8,000	$ 3,000